Business Combinations (Acquisition of MoboTap, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 111,082	$ 258,997		$ 180,252
MoboTap [Member]
Business Acquisition [Line Items]
Cash consideration			$ 90,830
Repurchase option			793
Identifiable intangible assets acquired			27,000
Goodwill			113,040
Other assets			6,714
Put option			(298)
Liabilities assumed			(2,995)
Noncontrolling interest			(53,424)
Total			$ 90,830